Annual Product Information Notice
Dated May 1, 2020
For
Talcott Resolution Life and Annuity
The One Provider
Group Flexible Premium Variable Life Insurance Policy

We no longer file a fully updated prospectus and statement of additional information ("SAI") in a Registration Statement with the Securities and Exchange Commission for the above product. However, in order to provide you with updated information that would have been included in the updated prospectus and SAI we are providing you this Annual Product Information Notice. This Notice updates certain information in the prospectuses and SAIs dated May 1, 2007 for the variable life insurance product listed above. Please keep this Notice for future reference.

Important Financial Information

We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting at the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2019. The Company's ability to honor death benefit guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at https://www.talcottresolution.com/financialratings.html or requests for copies can also be directed to 1650 Market St., 54th Floor, Philadelphia, PA 19103.

1. Fund Data

The following is a current list of the Investment Divisions and Portfolios included in this product:

Fidelity VIP Asset Manager Investment Division	Service Class of the Asset Manager SM Portfolio of the Fidelity Variable Insurance Products
Fidelity VIP Equity-Income Investment Division	Service Class of the Equity-Income Portfolio of the Fidelity Variable Insurance Products
Fidelity VIP Growth Opportunities Investment Division	Service Class of the Growth Opportunities Portfolio of the Fidelity Variable Insurance Products
Fidelity VIP High Income Investment Division	Service Class of the High Income Portfolio of the Fidelity Variable Insurance Products
Fidelity VIP Index 500 Investment Division	Initial Class of the Index 500 Portfolio of the Fidelity Variable Insurance Products
Fidelity VIP Government Money Market Investment Division	Initial Class of the Government Money Market Portfolio of the Fidelity Variable Insurance Products
JPMorgan Insurance Trust Core Bond Investment Division	Class 1 of JPMorgan Insurance Trust Core Bond Portfolio

JPMorgan Insurance Trust Mid Cap Value Investment Division	Class 1 of JPMorgan Insurance Trust Mid Cap Value Portfolio
JPMorgan Insurance Trust U.S. Equity Investment Division	Class 1 of JPMorgan Insurance Trust U.S. Equity Portfolio
Putnam VT International Equity Investment Division	Class IB of the Putnam VT International Equity Fund of Putnam Variable Trust

The following amends the "Annual Fund Operating Expenses" section of the Fee Tables portion of your prospectus:

Each Investment Division purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying fund reflects the investment advisory fees and other expenses of the underlying Fund that are described in each underlying Fund's prospectus.

The following table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2019:

	Minimum	Maximum
Total Annual Fund Operating Expenses
(Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees and other expenses)	0.10%	0.85%

Refer to the updated underlying Fund prospectuses for updated information about the underlying Funds, including Fund fees, charges and investment objectives.

2. Fees We Receive from Funds and Related Parties

The following updates "The Funds" section of the About Us portion of your prospectus:

For the fiscal year ended December 31, 2019, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $272,260.24.

3. Legal Matters

The following amends the Legal Matters section of your prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

4. May 31, 2018 Reorganization

The following section is added to your prospectus:

May 31, 2018 Reorganization

On May 31, 2018, pursuant to the Stock and Asset Purchase Agreement entered into on December 3, 2017, by and among Hartford Holdings, Inc. ("HHI") and its parent company, The Hartford Financial Services Group, Inc., Hopmeadow Acquisition, Inc. ("Buyer"), Hopmeadow Holdings, LP, and Hopmeadow Holdings GP, each of which is funded by a group of investors led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group, HHI sold all of the issued and outstanding equity of Hartford Life, Inc., the parent of Talcott Resolution Life Insurance Company ("Talcott Resolution") (formerly "Hartford Life Insurance Company") to Buyer ("Talcott Resolution Sale Transaction").

LIASC will continue to administer your insurance contract and Talcott Resolution will continue to provide all contractual benefits of your insurance contract. The terms, features and benefits of your insurance contract will NOT change as a result of the sale.

Due to the reorganization described above, any references to "Hartford Life Insurance Company" in your prospectus should be deemed to be replaced with "Talcott Resolution Life Insurance Company" and any references to "Hartford Life and Annuity Insurance Company" should be deemed to be replaced with "Talcott Resolution Life and Annuity Insurance Company." References to "Hartford Securities

Distribution Company" and "HSD" should be deemed to be replaced with "Talcott Resolution Distribution Company" and "TDC," respectively. The names of Hartford Investment Divisions listed in Section 1 (Fund Data) of the Annual Product Information Notice are NOT changing.

5. Cybersecurity

The Cybersecurity section of your prospectus is deleted in its entirety and replaced with the following:

Cybersecurity and Disruptions to Business Operations

We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters, including public health crises (such as COVID-19), terrorist acts, and other severe events that could adversely affect our ability to conduct our business operations. While we have adopted a business continuity plan and taken precautions, we cannot assure you that such events will not result in short- or long-term interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may interfere with our ability to effectively administer the Contract, including our ability to process orders and calculate Contract Value. Our third-party service providers and other third-parties related to our business (such as financial intermediaries or, in the case of our variable products, underlying funds) are subject to similar risks, risks of political instability, and disruptions to their business operations may cause interruptions to our own business operations. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of Contract-related transactions, including orders from Contract owners.

The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets, overall economy and our operations are uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, actions our regulators may take in response to the COVID-19 public health crises and its impact on financial markets and our operations. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of the Company and its operations in future periods.

6. Fraud Prevention

The following section is added to your prospectus:

Fraud Prevention

Four Simple Steps to Safeguard Your Account Against Fraud

We take protection of our customer accounts and information seriously. With the number of security breaches on the rise, it is a good time to remind you, our clients, to increase your awareness and protect yourself from fraud. We recommend four easy ways you can help protect yourself and your investments.

1. Strengthen Your Password

A strong password is your primary line of defense, which is why criminals attempt to acquire them. Passwords should be complex and difficult to guess. In order to ensure their ongoing effectiveness, passwords should be changed on a regular basis.

2. Keep Your Information Current

Make sure your contact information, including mailing address, email address and phone number is up to date with us. This will ensure that you receive your important documents.

3. Be Aware

Learn to recognize phishing emails, suspicious phone calls and texts from individuals posing as legitimate organizations, such as a bank, credit card company and government agencies. Do not click on links or download attachments from unknown sources.

4. Review Your Account Statements and Notify Law Enforcement of Suspicious Activity

As a precautionary measure, we recommend that you remain vigilant by reviewing your account statements and credit reports closely. If you detect any suspicious activity on an account, you should promptly notify the financial institution or company with which the account is maintained. You also should promptly report any fraudulent activity or suspected incidence of identity theft to proper law enforcement authorities or the Federal Trade Commission (FTC).

To file a complaint with the FTC, you may do so at www.ftc.gov/idtheft or call 1-877-ID-THEFT (877-438-4338). The FTC mailing address is 600 Pennsylvania Ave. NW, Washington, DC 20580. Complaints filed with the FTC will be added to the FTC's Identity Theft Data Clearinghouse, which is a database made available to law enforcement agencies.

Obtain a Copy of Your Credit Report

You may obtain a free copy of your credit report from each of the three major credit reporting agencies once every 12 months by visiting www.annualcreditreport.com, calling toll-free 877-322-8228, or by completing an Annual Credit Report Request Form (found on the website) and mailing it to Annual Credit Report Request Service, P.O. Box 105281, Atlanta, GA 30348. Or you can elect to purchase a copy of your credit report by contacting one of the three national credit reporting agencies. Contact information for the three national credit reporting agencies is provided below:

Equifax (800) 685-1111 www.equifax.com P.O. Box 740241 Atlanta, GA 30374	Experian (888) 397-3742 www.experian.com P.O. Box 2002 Allen, TX 75013	Transunion (800) 888-4213 www.transunion.com P.O. Box 1000 Chester, PA 19016

Additional Free Resources on Identity Theft

You may wish to review the tips provided by the FTC on how to avoid identity theft. For more information, please visit www.consumer.ftc.gov/topics/privacy-identity or call 1-877-ID THEFT (877-438-4338).

7. Premiums

You may send premium payments to us by means of the following methods:

By Mail

Make your check payable to: Talcott Resolution

Note your Policy/Certificate number on the check and cover letter.

Mail your check to:

Attn: Document Controls Services
Talcott Resolution-(Private Placement Life Insurance)
1 Griffin Road North
Windsor, CT 06095-1512

By Wire

You may also arrange to pay your premium by wire by calling Lombard International Administration Services Company, LLC* at 1-866-873-1641.

*  Lombard International Administration Services Company, LLC ("LIASC") is the Third Party Administrator ("TPA") for certain insurance policies issued by Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company ("Talcott Resolution") pursuant to an Administrative Services Agreement. Talcott Resolution and Lombard International Distribution Company are not affiliated.

Additional Information and Contacting Talcott Resolution

In addition to this Notice, you will continue to receive Talcott Resolution company and separate account financial statements and the updated underlying fund prospectuses. You will also receive each underlying fund's annual and semi-annual reports as well as policyholder reports. If you have consented to electronic delivery of the prospectus information, you may find it on the Advantage.LombardInternational.com website; otherwise, for policy information, please contact our customer service representatives at Lombard International Administration Services Company, LLC via telephone at 484-530-4800 or via mail at Lombard International Administration Services Company, LLC, 1650 Market St., 54th Floor, Philadelphia, PA 19103